Schedule of Investments (unaudited)	iShares® MSCI Hong Kong ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.5%
BOC Hong Kong Holdings Ltd.	6,899,000	$26,509,035
Hang Seng Bank Ltd.	1,407,200	24,585,890
		51,094,925
Beverages — 1.1%
Budweiser Brewing Co. APAC Ltd.(a)	3,427,500	9,097,856

Building Products — 1.2%
Xinyi Glass Holdings Ltd.	3,732,000	9,433,171

Capital Markets — 12.1%
Futu Holdings Ltd., ADR(b)(c)	114,882	4,217,318
Hong Kong Exchanges & Clearing Ltd.	2,116,426	91,319,681
		95,536,999
Diversified Telecommunication Services — 1.3%
HKT Trust & HKT Ltd., Class SS	7,668,500	10,558,194

Electric Utilities — 7.8%
CK Infrastructure Holdings Ltd.	1,262,500	8,451,096
CLP Holdings Ltd.	3,006,200	29,960,736
HK Electric Investments & HK Electric Investments Ltd., Class SS	6,105,500	5,843,142
Power Assets Holdings Ltd.	2,659,000	17,361,132
		61,616,106
Equity Real Estate Investment Trusts (REITs) — 4.3%
Link REIT	3,751,600	33,923,284

Food Products — 1.6%
WH Group Ltd.(a)	16,067,000	12,285,905

Gas Utilities — 2.9%
Hong Kong & China Gas Co. Ltd.	20,413,495	23,080,649

Hotels, Restaurants & Leisure — 3.8%
Galaxy Entertainment Group Ltd.	3,942,000	20,998,847
Sands China Ltd.(b)	4,565,200	8,723,842
		29,722,689
Industrial Conglomerates — 7.2%
CK Hutchison Holdings Ltd.	4,756,267	33,691,595
Jardine Matheson Holdings Ltd.	400,500	23,178,702
		56,870,297
Insurance — 22.7%
AIA Group Ltd.	17,290,600	179,133,789

Machinery — 4.0%
Techtronic Industries Co. Ltd.	2,419,147	31,602,354

Marine — 1.2%
SITC International Holdings Co. Ltd.	2,506,000	9,463,949
Security	Shares	Value

Real Estate Management & Development — 18.4%
CK Asset Holdings Ltd.	3,738,267	$24,374,283
ESR Cayman Ltd.(a)(b)	3,648,800	10,792,790
Hang Lung Properties Ltd.	4,047,000	7,562,991
Henderson Land Development Co. Ltd.	2,861,762	12,126,244
Hongkong Land Holdings Ltd.	2,284,800	10,570,111
New World Development Co. Ltd.	2,976,266	11,326,469
Sino Land Co. Ltd.	6,522,000	9,233,185
Sun Hung Kai Properties Ltd.	2,547,000	31,139,786
Swire Pacific Ltd., Class A	1,077,500	6,537,484
Swire Properties Ltd.	2,525,000	6,173,583
Wharf Real Estate Investment Co. Ltd.	3,185,150	15,370,289
		145,207,215
Road & Rail — 2.0%
MTR Corp. Ltd.	2,944,583	15,883,085

Specialty Retail — 0.8%
Chow Tai Fook Jewellery Group Ltd.(b)	3,814,200	6,602,248

Total Common Stocks — 98.9%
(Cost: $924,913,553)		781,112,715

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	2,620,299	2,620,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	1,660,000	1,660,000
		4,280,299
Total Short-Term Securities — 0.6%
(Cost: $4,280,367)		4,280,299

Total Investments in Securities — 99.5%
(Cost: $929,193,920)		785,393,014

Other Assets Less Liabilities — 0.5%.		4,122,477

Net Assets — 100.0%.		$789,515,491

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,915,960	$—	$(12,293,733	)(a)	$(1,860)	$(68)	$2,620,299	2,620,299	$523,775	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	—	(40,000	)(a)	—	—	1,660,000	1,660,000	1,681		—
					$(1,860)	$(68)	$4,280,299		$525,456		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	80	06/17/22	$8,148	$226,361

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,060,460	$771,052,255	$—	$781,112,715
Money Market Funds	4,280,299	—	—	4,280,299
	$14,340,759	$771,052,255	$—	$785,393,014
Derivative financial instruments(a)
Assets
Futures Contracts	$226,361	$—	$—	$226,361

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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